ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET
5.	ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET

Accounts receivable consists of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Accounts receivable:
Receivables for loan referral service from institutional funding partners	109,910	315,895
Less: allowance for credit losses	—	—
Total accounts receivable	109,910	315,895

The movement of allowance for uncollectible receivables for the years ended December 31, 2019, 2020 and 2021 are as follows:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Balance at the beginning of the year	28,014	60,679	—
Current year credit losses	144,636	49,231	—
Current year write off	(111,971)	(109,910)	—
Balance at end of the year	60,679	—	—

Contract assets consists of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Contract assets	48,154	186,536
Less: Allowance for credit losses	—	—
Contract assets, net	48,154	186,536